Private Placement and JH Darbie Financing (Details Narrative) - USD ($)		3 Months Ended		5 Months Ended	12 Months Ended
	Feb. 25, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Warrants to purchase common stock		20,737,500		15,237,500	15,237,500
Warrant term		1 year 18 days		2 years 6 months	2 years 6 months
Non-controlling interests in Edgepoint		$ (319,557)			$ 469,204
Additional paid-in capital		30,690,013		$ 32,493,086	32,493,086	28,185,599
Initial debt discount		120,000		200,000	200,000
Amortization of debt discount and debt issuance costs		54,572	359,971		732,767	155,644
Interest Expense [Member]
Amortization of debt discount and debt issuance costs		373,949	$ 0		412,318	$ 0
Convertible Debt Instrument [Member]
Initial debt discount		700,000		700,000	700,000
Offering [Member]
Issuance cost		650,000		$ 500,000	500,000
Legal costs		$ 39,000			$ 39,000
Private Placement [Member]
Warrant exercise price per share				$ 0.20	$ 0.20
Maximum [Member]
Warrant term				5 years	5 years
Edgepoint Common Stock [Member] | Private Placement [Member]
Warrant exercise price per share				$ 1.00	$ 1.00
Edgepoint Common Stock [Member] | Warrants [Member]
Warrants to purchase common stock		50,000		50,000	50,000
Warrant exercise price per share		$ 1.00		$ 1.00	$ 1.00
Edgepoint Common Stock [Member] | One Convertible Promissory Note [Member]
Conversion of debt, price per share		$ 1.00		1.00	$ 1.00
Edgepoint Common Stock [Member] | One Convertible Promissory Note [Member] | Maximum [Member]
Conversion of debt, shares		25,000			25,000
Mateon Common Stock [Member] | Warrants [Member]
Warrant exercise price per share		$ 0.20		$ 0.20	$ 0.20
Warrant term		3 years		3 years	3 years
Mateon Common Stock [Member] | One Convertible Promissory Note [Member]
Conversion of debt, price per share		$ 0.18		$ 0.18	$ 0.18
Mateon Common Stock [Member] | One Convertible Promissory Note [Member] | Maximum [Member]
Conversion of debt, shares		138,889			138,889
JH Darbie & Co., Inc. [Member]
Number of shares issued and sold				63	3.7
Warrant term		5 years
JH Darbie & Co., Inc. [Member] | Warrants [Member] | Private Placement [Member]
Warrants to purchase common stock		2,035,000		3,464,000	3,464,000
Warrant exercise price per share		$ 0.20		$ 0.20	$ 0.20
Fair value per share		$ .20		$ 0.20	$ 0.20
Additional paid-in capital		$ 700,000		$ 400,000	$ 400,000
JH Darbie & Co., Inc. [Member] | Maximum [Member]
Number of shares issued and sold	100
Placement Agent [Member]
Number of shares issued and sold		10			6.3
Conversion of debt, price per share		$ 0.18		$ 0.18	$ 0.18
Percentage of units granted		10.00%			10.00%
Debt instrument maturity term		Mar. 31, 2022			Mar. 31, 2022
Coupon		16.00%			16.00%
Debt instrument conversion term		Convertible at the option of the holder at any time in the Company's common stock or Edge Point's common share.			Convertible at the option of the holder at any time in the Company's common stock or Edge Point's common share.
Placement Agent [Member] | Edgepoint Common Stock [Member]
Conversion of debt, price per share		$ 1.00		1.00	$ 1.00
Subscription Agreements [Member] | Edgepoint Common Stock [Member]
Stock value, price per share				1.00	$ 1.00
Subscription Agreements [Member] | Edgepoint AI, Inc [Member]
Number of shares issued during the period		25,000			25,000
Stock value, price per share		$ 1.00		$ 1.00	$ 1.00
Subscription Agreements [Member] | Accredited Investors [Member]
Number of shares issued and sold		100			63
Gross proceeds from private placement		$ 5,000,000			$ 3,150,000